INCOME TAXES	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE J — INCOME TAXES
The Company utilizes ASC 740 “Income Taxes”, which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the consolidated financial statement or tax returns. Under this method, deferred tax liabilities and assets are determined based on the difference between consolidated financial statements and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Temporary differences between taxable income reported for financial reporting purposes and income tax purpose include, but are not limited to, accounting for intangibles, warrants, equity based compensation and depreciation and amortization.
As of September 30, 2013, the Company had available for U.S federal income tax purposes net operating loss carryovers of approximately $46,300,000, which expire beginning the fiscal tax year of 2022. The net operating loss carryovers may be subject to limitations under Internal Revenue Code due to significant changes in the Company’s ownership. The Company has provided a full valuation allowance against the full amount of the net operating loss benefit, since, in the opinion of management, based upon the earnings history of the Company it is more likely than not that the benefits will not be realized.
The income tax provision (benefit) for the years ended September 30, 2013 and 2012 consists of the following:

	2013	2012
Federal:
Current	$—	$—
Deferred	2,955,000	1,422,000
	2,955,000	1,422,000
State and local:
Current	—	—
Deferred	407,000	196,000
	407,000	196,000
Change in valuation allowance	(3,362,000)	(1,618,000)
Income tax provision (benefit)	$—	$—

The provision for income taxes differ from the amount of income tax determined by applying the applicable U.S statutory rate to losses before income tax expense for the years ended September 30, 2013 and 2012 as follows:

	September 30,
	2013	2012
Statutory federal income tax rate	(34.00%)	(34.00%)
Statutory state and local income tax rate (7.1%), net of federal benefit	(4.69%)	(4.69%)
Stock based compensation	3.27%	10.74%
Depreciation and amortization	(0.12%)	(0.28%)
Amortization of debt discount	0.00%	2.92%
Change in valuation allowance	35.54%	25.31%
Effective tax rate	0.00%	0.00%

Deferred income taxes result from temporary differences in the recognition of income and expenses for financial reporting purposes and for tax purposes. The tax effect of these temporary differences representing deferred tax asset and liabilities result principally from the following:

	September 30,
	2013	2012
Deferred tax assets (liabilities):
Stock based compensation	$578,000	$768,000
Depreciation and amortization	(21,000)	(20,000)
Amortization of debt discount	—	209,000
Net operating loss carry forward	17,913,000	14,551,000
Less: valuation allowance	(18,470,000)	(15,508,000)
Net deferred tax asset	$—	$—

The provisions of ASC 740 require companies to recognize in their financial statements the impact of a tax position if that position is more likely than not to be sustained upon audit, based upon the technical merits of the position. ASC 740 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken on a tax return. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and disclosure.
Management does not believe that the Company has any material uncertain tax positions requiring recognition or measurement in accordance with the provisions of ASC 740. Accordingly, the adoption of these provisions of ASC 740 did not have a material effect on the Company’s consolidated financial statements. The Company’s policy is to record interest and penalties on uncertain tax positions, if any, as income tax expense.
All tax years for the Company remain subject to future examinations by the applicable taxing authorities.

NOTE H — INCOME TAXES
The Company has adopted Accounting Standards Codification subtopic 740-10, Income Taxes (“ASC 740-10”) which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statement or tax returns. Under this method, deferred tax liabilities and assets are determined based on the difference between financial statements and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Temporary differences between taxable income reported for financial reporting purposes and income tax purposes include, but not limited to, accounting for intangibles, debt discounts associated with convertible debt, equity based compensation and depreciation and amortization.
At September 30, 2012, the Company has available for federal income tax purposes a net operating loss carryforward of approximately $38,000,000, expiring in the year 2032 that may be used to offset future taxable income. The Company has provided a valuation reserve against the full amount of the net operating loss benefit, since in the opinion of management based upon the earnings history of the Company; it is more likely than not that the benefits will not be realized. Due to significant changes in the Company’s ownership, the future use of its existing net operating losses may be limited. Components of deferred tax assets as of September 30, 2012 are as follows:

Non current:
Net operating loss carryforward	$38,000,000
Valuation allowance	(38,000,000)
Net deferred tax asset	$—